Stockholders' Deficit, Option Plans, and Employee Benefit Plan (FY) (Details)	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	May 31, 2017 shares	Jun. 30, 2020 shares	Jun. 30, 2020 shares	Dec. 31, 2019 USD ($) Vote shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares
Common Stock [Abstract]
Number of votes per share | Vote				1
Restricted Stock Grants [Rollforward]
Outstanding at beginning of year (in shares)			4,905,000	4,920,000	4,975,000	0
Granted	5,005,000	100,000		0	0	5,005,000
Forfeited				(15,000)	(55,000)	(30,000)
Outstanding at end of year (in shares)				4,905,000	4,920,000	4,975,000
Restricted stock remained subject to vesting (in shares)				1,198,750
Telos Shared Savings Plan [Abstract]
Shares held in defined contribution employee savings plan (in shares)				3,658,536
Maximum contribution percentage				2.00%
Annual vesting percentage				20.00%
Vesting period of stock options				5 years
Contributions to the Plan | $				$ 861,000	$ 721,000	$ 617,000
Telos ID [Member]
Telos Shared Savings Plan [Abstract]
Maximum contribution percentage				2.00%
Contributions to the Plan | $				$ 151,000	$ 125,000	$ 105,000
Unvested Restricted Stock [Member]
Restricted Stock Grants [Rollforward]
Restricted stock remained subject to vesting (in shares)		75,000	75,000
Restricted stock vested on date of grant			25.00%	25.00%
Restricted stock vest on anniversary of the date of grant			25.00%	25.00%